FINANCIAL RISK MANAGEMENT - Liquidity risk maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 13,794	$ 14,034
Related derivative financial assets	3	(11)
Total financial liabilities, net of derivative assets	13,797	14,023
Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	9,176	8,812
Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,299	2,649
Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(228)	(1,528)
Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	237	1,794
Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,977	1,847
Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	60	118
Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Total financial liabilities	273	342
Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	152	(273)
Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	(149)	262
Less than 1 year
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,626	5,072
Related derivative financial assets	3	(11)
Total financial liabilities, net of derivative assets	3,629	5,061
Less than 1 year | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	842	2,100
Less than 1 year | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	525	581
Less than 1 year | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	(228)	(1,150)
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	237	1,311
Less than 1 year | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,977	1,847
Less than 1 year | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	41
Less than 1 year | Warid non-controlling interest put option liability
Maturity profile of the Group's financial liabilities
Total financial liabilities	273	342
Less than 1 year | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	152	(273)
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	(149)	262
1-3 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	4,759	5,011
Total financial liabilities, net of derivative assets	4,759	5,011
1-3 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,803	3,909
1-3 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	896	920
1-3 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		(378)
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities		483
1-3 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	60	77
3-5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,762	2,737
Total financial liabilities, net of derivative assets	3,762	2,737
3-5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,123	2,009
3-5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	639	728
More than 5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,647	1,214
Total financial liabilities, net of derivative assets	1,647	1,214
More than 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,408	794
More than 5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 239	$ 420